provisions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
provisions reconciliation
Balance at beginning of period	$ 1,034	$ 878
Additions	185	434
Reversals	(23)	(140)
Uses	(159)	(327)
Interest effects	(167)	176
Effects of foreign exchange, net		13
Balance at end of period	870	1,034
Current	96
Non-current	774
Total	870	1,034
Differences of interest effect due to change in discount rates as compared to interest accretion on provisions	(186)	160
Asset retirement obligation
provisions reconciliation
Balance at beginning of period	661	495
Additions	23
Reversals	(8)	(5)
Uses	(4)	(3)
Interest effects	(171)	174
Balance at end of period	501	661
Current	4
Non-current	497
Total	501	661
Employee-related
provisions reconciliation
Balance at beginning of period	42	64
Additions	84	48
Reversals	(2)	(1)
Uses	(58)	(69)
Balance at end of period	66	42
Current	55
Non-current	11
Total	66	42
Written put options and contingent consideration
provisions reconciliation
Balance at beginning of period	202	227
Additions	8	186
Reversals	(2)	(114)
Uses	(9)	(112)
Interest effects	4	2
Effects of foreign exchange, net		13
Balance at end of period	203	202
Current	7
Non-current	196
Total	203	202
Other
provisions reconciliation
Balance at beginning of period	129	92
Additions	70	200
Reversals	(11)	(20)
Uses	(88)	(143)
Balance at end of period	100	129
Current	30
Non-current	70
Total	$ 100	$ 129